Investment Strategy	Mar. 30, 2026
Saturna Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the investment adviser’s assessment of intrinsic value. The Fund’s investment adviser, Saturna Capital Corporation, considers a variety of factors in determining a company’s intrinsic value, including the expected rate of future revenue and earnings growth, and valuation through metrics such as price to earnings and price to cash flow multiples. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

The Fund seeks to invest in issuers that the investment adviser believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and non-financial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s investment adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or if, in the opinion of the adviser, sustainability risks are mitigated by other factors.

Saturna International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets in equity securities of companies: 1) with at least half of their assets located outside the United States, 2) with at least half of their sales generated outside of the United States, or 3) that are organized or maintain their principal place of business outside of the United States. The Fund diversifies its investments across industries, companies, and countries, predominantly those with mature markets (such as Europe and Japan). The Fund may also invest in companies in emerging markets. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the investment adviser’s assessment of intrinsic value, which typically means companies with low price/earnings multiples, low price to cash flow, and higher dividend yields. To reduce risk, the Fund follows a value investment style and favors equities of larger, more seasoned companies. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

The Fund seeks to invest in issuers that the investment adviser believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and non-financial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s investment adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or if, in the opinion of the adviser, sustainability risks are mitigated by other factors.

Saturna Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in a mix of equity and debt securities. It normally invests 60 to 70% of its assets in a mix of US and foreign equity securities, and 30 to 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equities, the Fund follows a value investing approach and principally invests in income-producing securities of companies in mature markets with market capitalizations greater than $5 billion. When selecting fixed-income securities, the Fund may utilize a blend of US government securities, US-dollar issues of foreign governments, and investment-grade corporate debt securities, as well as money market instruments, with the aim of managing portfolio volatility and liquidity. To reduce risk, the Fund follows a value investment style, favoring income- producing securities and those of larger, more seasoned companies.

The Fund seeks to invest in issuers that the investment adviser believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and non-financial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s investment adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or if, in the opinion of the adviser, sustainability risks are mitigated by other factors.

Saturna Global Sustainable Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund’s investment adviser believes demonstrate sustainable characteristics. The Fund typically invests in corporate bonds, US and foreign government bonds, municipal bonds, collateralized or securitized bonds, high quality commercial paper, and bank obligations. For purposes of this investment policy, the adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance.

The adviser employs a fundamental research driven approach to bond selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have robust policies and lower risks in the areas of the environment, social responsibility, and corporate governance. The use of third- party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or, in in the opinion of the adviser, sustainability risks are mitigated by other factors.